STOCK OPTIONS AND WARRANTS - Schedule of Outstanding Warrants (Details)	6 Months Ended
Mar. 31, 2026 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Outstanding, Shares Underlying Options/Warrants | shares	14,102
Outstanding, Weighted Average Exercise Price | $ / shares	$ 1.38
Outstanding, Weighted Average Remaining Contractual Term (Years)	5 months 1 day
Granted, Shares Underlying Options/Warrants | shares	0
Granted, Weighted Average Exercise Price | $ / shares	$ 0
Exercised, Shares Underlying Options/Warrants | shares	0
Exercised, Weighted Average Exercise Price | $ / shares	$ 0
Forfeited, Shares Underlying Options/Warrants | shares	0
Forfeited, Weighted Average Exercise Price | $ / shares	$ 0
Outstanding, Shares Underlying Options/Warrants | shares	14,102
Outstanding, Weighted Average Exercise Price | $ / shares	$ 1.38
Outstanding, Weighted Average Remaining Contractual Term (Years)	0 years
Exercisable, Shares Underlying Options/Warrants | shares	14,102
Exercisable, Weighted Average Exercise Price | $ / shares	$ 1.38
Exercisable, Weighted Average Remaining Contractual Term (Years)	0 years